Cash Flow Hedge Gains and Losses (Detail) (Cash Flow Hedging, Interest Rate Swap, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (loss) recognized in equity	$ 1,868	$ (60,284)
Amount of loss reclassified from accumulated OCI into income	24,419	1,802
Amount recognized in income (ineffective portion and amount excluded from effectiveness testing)